Segmented information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
10.	Segmented information:

The Company operates in a single reportable operating segment. This segment derives its revenue from the sale of secured wireless and identity management solutions and related products and services. As at December 31, 2011, 98% (2010 - 100%, 2009 - 100%) of the property and equipment were located in Canada.

A summary of sales to major customers that exceeded 10% of total sales and the approximate amount due from these customers during each of the years in the three-year period ended December 31, 2011 are as follows:

		Sales		Accounts Receivable
	2011	2010	2009	2011	2010
Customer 1	–	76%	82%	–	–
Customer 2	–	21%	15%	–	–
Customer 3	39%	–	–	–	–
Customer 4	31%	–	–	254,125	–
Customer 5	12%	–	–	15,884	–

Revenues attributable to geographic location based on the location of the customer during each of the years in the three-year period ended December 31, 2011 are as follows:

Sales:	2011	2010	2009
United States	$685,351	$4,826,334	$7,860,163
Canada	504,831	1,000	–
Asia	101,532	104,000	111,266
Other	–	500	1,500
	$1,291,714	$4,931,834	$7,972,929

During each of the years in the three-year period ended December 31, 2011 revenue is attributable as follows:

Sales:	2011	2010	2009
Consulting services	$437,904	$170,850	$535,095
Licensing	853,810	4,760,984	7,437,834
	$1,291,714	$4,931,834	$7,972,929